Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,112	$1,896	$2,376
Share-based payment expense for the year	380	490	1,043
Board members fees to non-executive members	196	188	190
Total compensation expense for key management personnel	$2,688	$2,574	$3,609